EQUITY (Schedule of Company Share Capital) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares
Number of shares
At January 1, 2020 | shares	24,910,916	24,910,916
Issuance of shares (Note 7) | shares	9,077,166	9,077,166
At December 31, 2020 | shares	33,988,082	33,988,082
Share capital
At January 1, 2020 | ¥		¥ 312,081
Issuance of shares (Note 7) | ¥		78,216
At December 31, 2020 | ¥		¥ 390,297
USD [Member]
Share capital
At January 1, 2020 | $	$ 47,787
Issuance of shares (Note 7) | $	11,977
At December 31, 2020 | $	$ 59,764